COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

2017
Book value of consolidated assets pledged under ship mortgages (see Note 19)	$1,908 million